Vessel Operating Expenses and Voyage Expenses	6 Months Ended
Jun. 30, 2025
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses and Voyage Expenses
19.	Vessel Operating Expenses and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2024	2025
Crew & crew related costs	7,443,322	5,654,200
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	3,546,818	2,268,704
Lubricants	775,910	574,227
Insurances	1,198,818	901,070
Tonnage taxes	352,854	246,951
Other	1,339,929	599,572
Total Vessel operating expenses	$14,657,651	$10,244,724

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2024	2025
Brokerage commissions	878,439	140,953
Brokerage commissions - related party	463,672	746,633
Port & other expenses	615,366	675,237
Bunkers consumption	177,317	185,973
(Gain) / loss on bunkers	(122,020)	28,021
Total Voyage expenses	$2,012,774	$1,776,817